UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

P.O. Box 5049

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 3rd Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments.

Quarterly Report

31 March 2016

State Street Master Funds

State Street Equity 500 Index Portfolio

State Street Master Funds

State Street Equity 500 Index Portfolio

Quarterly Report

March 31, 2016

Schedule of Investments	1

Notes to Schedule of Investments	7

State Street Equity 500 Index Portfolio

Schedule of Investments

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – 97.6%
CONSUMER DISCRETIONARY – 12.6%
Advance Auto Parts, Inc.	6,700	$1,074,278
Amazon.com, Inc.(a)	34,602	20,541,131
AutoNation, Inc.(a)	7,269	339,317
AutoZone, Inc.(a)	2,788	2,221,172
Bed Bath & Beyond, Inc.(a)	14,630	726,233
Best Buy Co., Inc.	25,813	837,374
BorgWarner, Inc.	21,223	814,963
Cablevision Systems Corp. Class A	18,012	594,396
CarMax, Inc.(a)	18,797	960,527
Carnival Corp.	40,349	2,129,217
CBS Corp. Class B	38,493	2,120,579
Chipotle Mexican Grill, Inc.(a)	2,814	1,325,310
Coach, Inc.	26,700	1,070,403
Comcast Corp. Class A	215,865	13,185,034
D.R. Horton, Inc.	29,279	885,104
Darden Restaurants, Inc.	9,917	657,497
Delphi Automotive PLC	25,981	1,949,095
Discovery Communications, Inc. Class A(a)	12,597	360,652
Discovery Communications, Inc. Class C(a)	23,197	626,319
Dollar General Corp.	25,487	2,181,687
Dollar Tree, Inc.(a)	21,582	1,779,652
Expedia, Inc.	10,923	1,177,718
Ford Motor Co.	349,760	4,721,760
GameStop Corp. Class A	9,878	313,429
Gap, Inc.	19,364	569,302
Garmin, Ltd.	11,460	457,942
General Motors Co.	126,077	3,962,600
Genuine Parts Co.	14,220	1,412,899
Goodyear Tire & Rubber Co.	23,813	785,353
H&R Block, Inc.	20,651	545,599
Hanesbrands, Inc.	36,500	1,034,410
Harley-Davidson, Inc.	18,085	928,303
Harman International Industries, Inc.	6,105	543,589
Hasbro, Inc.	9,128	731,153
Home Depot, Inc.	113,510	15,145,639
Interpublic Group of Cos., Inc.	36,328	833,728
Johnson Controls, Inc.	59,506	2,318,949
Kohl’s Corp.	15,788	735,879
L Brands, Inc.	23,046	2,023,669
Leggett & Platt, Inc.	12,244	592,610
Lennar Corp. Class A	15,425	745,953
Lowe’s Cos., Inc.	81,412	6,166,959
Macy’s, Inc.	28,961	1,276,890
Marriott International, Inc. Class A	17,797	1,266,790
Mattel, Inc.	32,943	1,107,544
McDonald’s Corp.	81,915	10,295,077
Michael Kors Holdings, Ltd.(a)	15,186	864,995
Mohawk Industries, Inc.(a)	5,669	1,082,212
Netflix, Inc.(a)	38,396	3,925,223
Newell Rubbermaid, Inc.	24,251	1,074,077
News Corp. Class A	28,814	367,955
News Corp. Class B	15,000	198,750
NIKE, Inc. Class B	119,002	7,315,053
Nordstrom, Inc.	10,656	609,630

O’Reilly Automotive, Inc.(a)	8,920	2,441,047
Omnicom Group, Inc.	22,350	1,860,190
Priceline Group, Inc.(a)	4,408	5,681,736
PulteGroup, Inc.	27,643	517,201
PVH Corp.	7,251	718,284
Ralph Lauren Corp.	5,436	523,269
Ross Stores, Inc.	35,944	2,081,158
Royal Caribbean Cruises, Ltd.	14,600	1,199,390
Scripps Networks Interactive, Inc. Class A	8,863	580,526
Signet Jewelers, Ltd.	7,400	917,822
Staples, Inc.	55,534	612,540
Starbucks Corp.	130,992	7,820,222
Starwood Hotels & Resorts Worldwide, Inc.	14,744	1,230,092
Target Corp.	54,844	4,512,564
TEGNA, Inc.	19,952	468,074
Tiffany & Co.	10,881	798,448
Time Warner Cable, Inc.	24,774	5,069,256
Time Warner, Inc.	71,280	5,171,364
TJX Cos., Inc.	59,875	4,691,206
Tractor Supply Co.	11,074	1,001,754
TripAdvisor, Inc.(a)	10,715	712,547
Twenty-First Century Fox, Inc. Class A	102,309	2,852,375
Twenty-First Century Fox, Inc. Class B	38,400	1,082,880
Under Armour, Inc. Class A(a)	16,476	1,397,659
Urban Outfitters, Inc.(a)	9,239	305,719
VF Corp.	31,228	2,022,325
Viacom, Inc. Class B	29,841	1,231,836
Walt Disney Co.	134,393	13,346,569
Whirlpool Corp.	7,259	1,309,088
Wyndham Worldwide Corp.	11,346	867,175
Wynn Resorts, Ltd.	6,959	650,179
Yum! Brands, Inc.	36,590	2,994,891

		208,180,965

CONSUMER STAPLES – 10.1%
Altria Group, Inc.	174,270	10,919,758
Archer-Daniels-Midland Co.	54,892	1,993,128
Brown-Forman Corp. Class B	8,861	872,543
Campbell Soup Co.	17,083	1,089,725
Church & Dwight Co., Inc.	11,400	1,050,852
Clorox Co.	11,279	1,421,831
Coca-Cola Co.	348,622	16,172,575
Coca-Cola Enterprises, Inc.	19,513	990,090
Colgate-Palmolive Co.	80,379	5,678,776
ConAgra Foods, Inc.	38,551	1,720,146
Constellation Brands, Inc. Class A	15,476	2,338,269
Costco Wholesale Corp.	38,634	6,087,946
CVS Health Corp.	98,027	10,168,341
Dr. Pepper Snapple Group, Inc.	16,303	1,457,814
Estee Lauder Cos., Inc. Class A	18,963	1,788,400
General Mills, Inc.	51,922	3,289,259
Hershey Co.	13,515	1,244,596
Hormel Foods Corp.	24,998	1,080,913
J.M. Smucker Co.	10,655	1,383,445
Kellogg Co.	23,507	1,799,461
Kimberly-Clark Corp.	31,773	4,273,786

See accompanying notes to schedule of investments.

1

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
CONSUMER STAPLES – (continued)
Kraft Heinz Co.	52,651	$4,136,263
Kroger Co.	87,610	3,351,082
McCormick & Co., Inc.	9,561	951,128
Mead Johnson Nutrition Co.	17,868	1,518,244
Molson Coors Brewing Co. Class B	16,809	1,616,690
Mondelez International, Inc. Class A	140,494	5,636,619
Monster Beverage Corp.(a)	13,847	1,846,913
PepsiCo, Inc.	128,738	13,193,070
Philip Morris International, Inc.	138,187	13,557,527
Procter & Gamble Co.	237,461	19,545,415
Reynolds American, Inc.	72,192	3,631,979
Sysco Corp.	47,935	2,240,003
Tyson Foods, Inc. Class A	26,091	1,739,226
Wal-Mart Stores, Inc.	139,999	9,588,531
Walgreens Boots Alliance, Inc.	76,913	6,479,151
Whole Foods Market, Inc.	32,487	1,010,671

		166,864,166

ENERGY – 6.5%
Anadarko Petroleum Corp.	44,144	2,055,786
Apache Corp.	31,770	1,550,694
Baker Hughes, Inc.	39,994	1,752,937
Cabot Oil & Gas Corp.	38,322	870,293
California Resources Corp.	1,200	1,237
Cameron International Corp.(a)	17,767	1,191,277
Chesapeake Energy Corp.	45,894	189,083
Chevron Corp.	167,734	16,001,824
Cimarex Energy Co.	7,742	753,064
Columbia Pipeline Group, Inc.	37,878	950,738
Concho Resources, Inc.(a)	11,400	1,151,856
ConocoPhillips	111,003	4,470,091
Devon Energy Corp.	43,750	1,200,500
Diamond Offshore Drilling, Inc.	5,854	127,207
EOG Resources, Inc.	47,963	3,481,155
EQT Corp.	12,943	870,546
Exxon Mobil Corp.	369,972	30,925,959
FMC Technologies, Inc.(a)	17,509	479,046
Halliburton Co.	75,967	2,713,541
Helmerich & Payne, Inc.	10,974	644,393
Hess Corp.	22,344	1,176,412
Kinder Morgan, Inc.	164,976	2,946,471
Marathon Oil Corp.	63,789	710,609
Marathon Petroleum Corp.	47,302	1,758,688
Murphy Oil Corp.	14,562	366,817
National Oilwell Varco, Inc.	33,841	1,052,455
Newfield Exploration Co.(a)	18,685	621,276
Noble Energy, Inc.	36,495	1,146,308
Occidental Petroleum Corp.	67,535	4,621,420
ONEOK, Inc.	18,404	549,543
Phillips 66	42,692	3,696,700
Pioneer Natural Resources Co.	14,824	2,086,330
Range Resources Corp.	14,541	470,838
Schlumberger, Ltd.	111,272	8,206,310
Southwestern Energy Co.(a)	37,344	301,366
Spectra Energy Corp.	60,741	1,858,675
Tesoro Corp.	9,949	855,714
Transocean, Ltd.	27,890	254,915

Valero Energy Corp.	42,086	2,699,396
Williams Cos., Inc.	58,010	932,221

		107,693,691

FINANCIALS – 15.2%
Affiliated Managers Group, Inc.(a)	4,976	808,102
Aflac, Inc.	37,737	2,382,714
Allstate Corp.	34,067	2,295,094
American Express Co.	74,052	4,546,793
American International Group, Inc.	102,332	5,531,045
American Tower Corp. REIT	36,882	3,775,610
Ameriprise Financial, Inc.	15,963	1,500,682
Aon PLC	24,582	2,567,590
Apartment Investment & Management Co. Class A, REIT	15,865	663,474
Assurant, Inc.	6,346	489,594
AvalonBay Communities, Inc. REIT	11,929	2,268,896
Bank of America Corp.	920,066	12,439,292
Bank of New York Mellon Corp.	98,591	3,631,106
BB&T Corp.	67,939	2,260,330
Berkshire Hathaway, Inc. Class B(a)	167,719	23,795,972
BlackRock, Inc.	11,118	3,786,457
Boston Properties, Inc. REIT	14,021	1,781,789
Capital One Financial Corp.	46,868	3,248,421
CBRE Group, Inc. Class A(a)	25,008	720,731
Charles Schwab Corp.	105,889	2,967,010
Chubb, Ltd.	40,341	4,806,630
Cincinnati Financial Corp.	13,605	889,223
Citigroup, Inc.	263,493	11,000,833
Citizens Financial Group, Inc.	46,200	967,890
CME Group, Inc.	30,792	2,957,572
Comerica, Inc.	15,117	572,481
Crown Castle International Corp. REIT	29,642	2,564,033
Discover Financial Services	38,377	1,954,157
E*TRADE Financial Corp.(a)	25,589	626,675
Equinix, Inc. REIT	6,238	2,062,969
Equity Residential REIT	32,838	2,463,835
Essex Property Trust, Inc. REIT	5,555	1,299,092
Extra Space Storage, Inc. REIT	10,800	1,009,368
Federal Realty Investment Trust REIT	6,100	951,905
Fifth Third Bancorp	71,754	1,197,574
Franklin Resources, Inc.	32,151	1,255,497
General Growth Properties, Inc. REIT	50,542	1,502,614
Goldman Sachs Group, Inc.	35,088	5,508,114
Hartford Financial Services Group, Inc.	36,830	1,697,126
HCP, Inc. REIT	40,777	1,328,515
Host Hotels & Resorts, Inc. REIT	66,359	1,108,195
Huntington Bancshares, Inc.	71,765	684,638
Intercontinental Exchange, Inc.	10,725	2,521,876
Invesco, Ltd.	38,289	1,178,152
Iron Mountain, Inc. REIT	19,374	656,972
JPMorgan Chase & Co.	327,672	19,404,736

See accompanying notes to schedule of investments.

2

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
FINANCIALS – (continued)
KeyCorp	75,079	$828,872
Kimco Realty Corp. REIT	37,316	1,073,954
Legg Mason, Inc.	9,115	316,108
Leucadia National Corp.	27,909	451,289
Lincoln National Corp.	20,010	784,392
Loews Corp.	23,212	888,091
M&T Bank Corp.	14,234	1,579,974
Macerich Co. REIT	12,245	970,294
Marsh & McLennan Cos., Inc.	47,334	2,877,434
McGraw Hill Financial, Inc.	23,198	2,296,138
MetLife, Inc.	97,826	4,298,474
Moody’s Corp.	15,534	1,499,963
Morgan Stanley	133,155	3,330,207
Nasdaq, Inc.	9,225	612,355
Navient Corp.	35,041	419,441
Northern Trust Corp.	20,010	1,304,052
People’s United Financial, Inc.	28,734	457,733
PNC Financial Services Group, Inc.	44,542	3,766,917
Principal Financial Group, Inc.	22,826	900,486
Progressive Corp.	50,052	1,758,827
Prologis, Inc. REIT	46,747	2,065,282
Prudential Financial, Inc.	40,837	2,949,248
Public Storage REIT	13,052	3,600,133
Realty Income Corp. REIT	22,900	1,431,479
Regions Financial Corp.	121,943	957,253
Simon Property Group, Inc. REIT	27,335	5,677,206
SL Green Realty Corp. REIT	9,000	871,920
State Street Corp.(b)	36,647	2,144,582
SunTrust Banks, Inc.	46,082	1,662,639
Synchrony Financial(a)	74,871	2,145,803
T Rowe Price Group, Inc.	21,520	1,580,859
Torchmark Corp.	11,284	611,141
Travelers Cos., Inc.	27,498	3,209,292
UDR, Inc. REIT	23,300	897,749
Unum Group	19,924	616,050
US Bancorp	145,530	5,907,063
Ventas, Inc. REIT	29,803	1,876,397
Vornado Realty Trust REIT	16,246	1,534,110
Wells Fargo & Co.	413,746	20,008,757
Welltower, Inc. REIT	31,581	2,189,827
Weyerhaeuser Co. REIT	67,298	2,084,892
Willis Towers Watson PLC	12,079	1,433,294
XL Group PLC Class A	28,120	1,034,816
Zions Bancorp	18,258	442,026

		250,978,193

HEALTH CARE – 13.9%
Abbott Laboratories	130,859	5,473,832
AbbVie, Inc.	145,263	8,297,423
Aetna, Inc.	31,415	3,529,475
Agilent Technologies, Inc.	30,375	1,210,444
Alexion Pharmaceuticals, Inc.(a)	19,527	2,718,549
Allergan PLC(a)	34,826	9,334,413
AmerisourceBergen Corp. Class A	17,452	1,510,471
Amgen, Inc.	66,691	9,998,982
Anthem, Inc.	23,219	3,227,209
Baxalta, Inc.	60,945	2,462,178

Baxter International, Inc.	50,045	2,055,849
Becton Dickinson and Co.	19,004	2,885,187
Biogen, Inc.(a)	19,647	5,114,507
Boston Scientific Corp.(a)	121,577	2,286,863
Bristol-Myers Squibb Co.	148,912	9,512,499
C.R. Bard, Inc.	6,462	1,309,653
Cardinal Health, Inc.	29,724	2,435,882
Celgene Corp.(a)	69,265	6,932,734
Centene Corp.(a)	15,200	935,864
Cerner Corp.(a)	27,563	1,459,736
Cigna Corp.	23,011	3,158,030
DaVita HealthCare Partners, Inc.(a)	15,472	1,135,335
DENTSPLY SIRONA, Inc.	21,566	1,329,113
Edwards Lifesciences Corp.(a)	19,290	1,701,571
Eli Lilly & Co.	86,057	6,196,965
Endo International PLC(a)	18,600	523,590
Express Scripts Holding Co.(a)	59,247	4,069,676
Gilead Sciences, Inc.	121,746	11,183,588
HCA Holdings, Inc.(a)	28,900	2,255,645
Henry Schein, Inc.(a)	7,600	1,311,988
Hologic, Inc.(a)	22,100	762,450
Humana, Inc.	13,217	2,418,050
Illumina, Inc.(a)	12,900	2,091,219
Intuitive Surgical, Inc.(a)	3,452	2,074,825
Johnson & Johnson	246,041	26,621,636
Laboratory Corp. of America Holdings(a)	9,347	1,094,814
Mallinckrodt PLC(a)	10,300	631,184
McKesson Corp.	20,031	3,149,875
Medtronic PLC	124,504	9,337,800
Merck & Co., Inc.	246,798	13,058,082
Mylan NV(a)	37,707	1,747,719
Patterson Cos., Inc.	6,459	300,537
PerkinElmer, Inc.	9,732	481,345
Perrigo Co. PLC	13,114	1,677,674
Pfizer, Inc.	541,448	16,048,519
Quest Diagnostics, Inc.	12,958	925,849
Regeneron Pharmaceuticals, Inc.(a)	6,758	2,435,853
St. Jude Medical, Inc.	25,753	1,416,415
Stryker Corp.	28,195	3,025,041
Tenet Healthcare Corp.(a)	7,852	227,158
Thermo Fisher Scientific, Inc.	35,812	5,070,621
UnitedHealth Group, Inc.	84,822	10,933,556
Universal Health Services, Inc. Class B	7,800	972,816
Varian Medical Systems, Inc.(a)	9,131	730,663
Vertex Pharmaceuticals, Inc.(a)	21,048	1,673,105
Waters Corp.(a)	6,815	899,035
Zimmer Biomet Holdings, Inc.	16,327	1,740,948
Zoetis, Inc.	41,228	1,827,637

		228,931,677

INDUSTRIALS – 10.0%
3M Co.	54,643	9,105,163
ADT Corp.	14,656	604,707
Allegion PLC	9,237	588,489
American Airlines Group, Inc.	57,100	2,341,671
AMETEK, Inc.	21,701	1,084,616
Boeing Co.	56,224	7,137,075

See accompanying notes to schedule of investments.

3

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
INDUSTRIALS – (continued)
C.H. Robinson Worldwide, Inc.	13,082	$971,077
Caterpillar, Inc.	52,055	3,984,290
Cintas Corp.	8,322	747,399
CSX Corp.	84,159	2,167,094
Cummins, Inc.	15,244	1,675,925
Danaher Corp.	53,678	5,091,895
Deere & Co.	27,554	2,121,382
Delta Air Lines, Inc.	71,066	3,459,493
Dover Corp.	13,745	884,216
Dun & Bradstreet Corp.	3,545	365,419
Eaton Corp. PLC	40,999	2,564,897
Emerson Electric Co.	59,169	3,217,610
Equifax, Inc.	10,495	1,199,473
Expeditors International of Washington, Inc.	17,144	836,799
Fastenal Co.	25,742	1,261,358
FedEx Corp.	23,350	3,799,512
Flowserve Corp.	13,355	593,096
Fluor Corp.	13,156	706,477
General Dynamics Corp.	26,889	3,532,408
General Electric Co.	839,249	26,679,726
Honeywell International, Inc.	68,403	7,664,556
Illinois Tool Works, Inc.	29,571	3,029,253
Ingersoll-Rand PLC	24,016	1,489,232
Jacobs Engineering Group, Inc.(a)	11,757	512,017
JB Hunt Transport Services, Inc.	8,500	716,040
Kansas City Southern	9,704	829,207
L-3 Communications Holdings, Inc.	7,265	860,902
Lockheed Martin Corp.	23,249	5,149,653
Masco Corp.	31,639	995,047
Nielsen Holdings PLC	31,775	1,673,271
Norfolk Southern Corp.	27,368	2,278,386
Northrop Grumman Corp.	15,886	3,143,839
PACCAR, Inc.	31,635	1,730,118
Parker-Hannifin Corp.	12,014	1,334,515
Pentair PLC	16,891	916,506
Pitney Bowes, Inc.	18,021	388,172
Quanta Services, Inc.(a)	17,693	399,154
Raytheon Co.	27,136	3,327,688
Republic Services, Inc.	20,014	953,667
Robert Half International, Inc.	11,874	553,091
Rockwell Automation, Inc.	12,179	1,385,361
Rockwell Collins, Inc.	12,200	1,124,962
Roper Technologies, Inc.	9,235	1,687,881
Ryder System, Inc.	5,655	366,331
Snap-on, Inc.	5,172	811,952
Southwest Airlines Co.	56,927	2,550,330
Stanley Black & Decker, Inc.	12,750	1,341,427
Stericycle, Inc.(a)	7,904	997,406
Textron, Inc.	25,606	933,595
Tyco International PLC	39,336	1,444,025
Union Pacific Corp.	76,338	6,072,688
United Continental Holdings, Inc.(a)	32,000	1,915,520
United Parcel Service, Inc. Class B	61,455	6,481,659
United Rentals, Inc.(a)	8,900	553,491

United Technologies Corp.	68,427	6,849,543
Verisk Analytics, Inc.(a)	14,200	1,134,864
W.W. Grainger, Inc.	5,412	1,263,323
Waste Management, Inc.	35,904	2,118,336
Xylem, Inc.	17,134	700,781

		164,399,056

INFORMATION TECHNOLOGY – 20.4%
Accenture PLC Class A	55,182	6,368,003
Activision Blizzard, Inc.	46,200	1,563,408
Adobe Systems, Inc.(a)	44,813	4,203,459
Akamai Technologies, Inc.(a)	16,234	902,123
Alliance Data Systems Corp.(a)	5,304	1,166,880
Alphabet, Inc. Class A(a)	26,223	20,005,527
Alphabet, Inc. Class C(a)	26,645	19,849,193
Amphenol Corp. Class A	28,180	1,629,368
Analog Devices, Inc.	26,718	1,581,438
Apple, Inc.	495,064	53,957,025
Applied Materials, Inc.	99,753	2,112,769
Autodesk, Inc.(a)	19,970	1,164,451
Automatic Data Processing, Inc.	41,465	3,719,825
Broadcom, Ltd.	33,235	5,134,808
CA, Inc.	24,759	762,330
Cisco Systems, Inc.	450,929	12,837,949
Citrix Systems, Inc.(a)	14,678	1,153,397
Cognizant Technology Solutions Corp. Class A(a)	53,927	3,381,223
Corning, Inc.	99,650	2,081,689
CSRA, Inc.	13,232	355,941
eBay, Inc.(a)	99,458	2,373,068
Electronic Arts, Inc.(a)	26,721	1,766,525
EMC Corp.	171,574	4,572,447
F5 Networks, Inc.(a)	6,159	651,930
Facebook, Inc. Class A(a)	205,407	23,436,939
Fidelity National Information Services, Inc.	25,886	1,638,843
First Solar, Inc.(a)	6,849	468,951
Fiserv, Inc.(a)	20,842	2,137,972
FLIR Systems, Inc.	11,839	390,095
Harris Corp.	11,598	903,020
Hewlett Packard Enterprise Co.	153,663	2,724,445
HP, Inc.	163,963	2,020,024
Intel Corp.	422,920	13,681,462
International Business Machines Corp.	79,047	11,971,668
Intuit, Inc.	24,026	2,498,944
Juniper Networks, Inc.	34,544	881,217
KLA-Tencor Corp.	12,673	922,721
Lam Research Corp.	14,181	1,171,351
Linear Technology Corp.	20,421	909,960
MasterCard, Inc. Class A	87,349	8,254,480
Microchip Technology, Inc.	19,006	916,089
Micron Technology, Inc.(a)	103,128	1,079,750
Microsoft Corp.	710,177	39,223,076
Motorola Solutions, Inc.	14,928	1,130,050
NetApp, Inc.	28,943	789,854
NVIDIA Corp.	43,612	1,553,896
Oracle Corp.	284,670	11,645,850
Paychex, Inc.	28,631	1,546,360
PayPal Holdings, Inc.(a)	98,558	3,804,339
Qorvo, Inc.(a)	13,600	685,576
QUALCOMM, Inc.	133,585	6,831,537

See accompanying notes to schedule of investments.

4

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS – (continued)
INFORMATION TECHNOLOGY – (continued)
Red Hat, Inc.(a)	16,430	$1,224,199
salesforce.com, Inc.(a)	56,105	4,142,232
SanDisk Corp.	17,006	1,293,816
Seagate Technology PLC	27,976	963,773
Skyworks Solutions, Inc.	17,300	1,347,670
Symantec Corp.	63,103	1,159,833
TE Connectivity, Ltd.	34,549	2,139,274
Teradata Corp.(a)	12,813	336,213
Texas Instruments, Inc.	90,906	5,219,823
Total System Services, Inc.	13,399	637,524
VeriSign, Inc.(a)	8,020	710,091
Visa, Inc. Class A	172,840	13,218,803
Western Digital Corp.	19,647	928,124
Western Union Co.	42,240	814,810
Xerox Corp.	89,192	995,383
Xilinx, Inc.	23,142	1,097,625
Yahoo!, Inc.(a)	79,437	2,924,076

		335,666,514

MATERIALS – 2.8%
Air Products & Chemicals, Inc.	17,407	2,507,478
Airgas, Inc.	5,840	827,178
Alcoa, Inc.	111,089	1,064,233
Avery Dennison Corp.	7,818	563,756
Ball Corp.	12,658	902,389
CF Industries Holdings, Inc.	19,730	618,338
Dow Chemical Co.	100,790	5,126,179
E.I. du Pont de Nemours & Co.	78,594	4,976,572
Eastman Chemical Co.	12,072	871,961
Ecolab, Inc.	23,665	2,639,121
FMC Corp.	13,422	541,846
Freeport-McMoRan, Inc.	122,764	1,269,380
International Flavors & Fragrances, Inc.	6,480	737,230
International Paper Co.	38,108	1,563,952
LyondellBasell Industries NV Class A	31,452	2,691,662
Martin Marietta Materials, Inc.	6,155	981,784
Monsanto Co.	39,794	3,491,526
Mosaic Co.	27,716	748,332
Newmont Mining Corp.	49,673	1,320,308
Nucor Corp.	26,606	1,258,464
Owens-Illinois, Inc.(a)	13,263	211,677
PPG Industries, Inc.	23,188	2,585,230
Praxair, Inc.	24,600	2,815,470
Sealed Air Corp.	18,969	910,702
Sherwin-Williams Co.	6,987	1,988,989
Vulcan Materials Co.	12,290	1,297,455
WestRock Co.	23,948	934,690

		45,445,902

TELECOMMUNICATION SERVICES – 2.7%
AT&T, Inc.	547,418	21,442,363
CenturyLink, Inc.	50,273	1,606,725
Frontier Communications Corp.	112,038	626,293
Level 3 Communications, Inc.(a)	25,600	1,352,960
Verizon Communications, Inc.	362,151	19,585,126

		44,613,467

UTILITIES – 3.4%
AES Corp.	57,259	675,656
AGL Resources, Inc.	10,502	684,100
Ameren Corp.	21,056	1,054,906
American Electric Power Co., Inc.	43,843	2,911,175
American Water Works Co., Inc.	16,000	1,102,880
CenterPoint Energy, Inc.	38,135	797,784
CMS Energy Corp.	24,501	1,039,822
Consolidated Edison, Inc.	26,900	2,061,078
Dominion Resources, Inc.	52,768	3,963,932
DTE Energy Co.	16,439	1,490,360
Duke Energy Corp.	61,691	4,977,230
Edison International	28,905	2,077,980
Entergy Corp.	15,800	1,252,624
Eversource Energy	29,343	1,711,871
Exelon Corp.	83,359	2,989,254
FirstEnergy Corp.	39,729	1,429,052
NextEra Energy, Inc.	40,257	4,764,013
NiSource, Inc.	27,678	652,094
NRG Energy, Inc.	30,098	391,575
PG&E Corp.	43,712	2,610,481
Pinnacle West Capital Corp.	11,056	829,974
PPL Corp.	59,956	2,282,525
Public Service Enterprise Group, Inc.	44,936	2,118,283
SCANA Corp.	13,901	975,155
Sempra Energy	20,824	2,166,737
Southern Co.	80,484	4,163,437
TECO Energy, Inc.	18,350	505,176
WEC Energy Group, Inc.	28,787	1,729,235
Xcel Energy, Inc.	46,600	1,948,812

		55,357,201

TOTAL COMMON STOCKS (Cost $688,353,595)		1,608,130,832

SHORT-TERM INVESTMENTS – 2.4%
MONEY MARKET FUND – 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24%(c)(d)	36,145,561	36,145,561

	Principal Amount
U.S. GOVERNMENT SECURITY – 0.2%
U.S. Treasury Bill 0.10% due 9/8/2016(e)(f)	3,860,000	3,852,280

TOTAL SHORT-TERM INVESTMENTS (Cost $39,997,841)		39,997,841

TOTAL INVESTMENTS – 100.0% (Cost $728,351,436)(g)		1,648,128,673
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%(h)		401,519

NET ASSETS – 100.0%		$1,648,530,192

See accompanying notes to schedule of investments.

5

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

(a)	Non-income producing security.

(b)	Affiliated issuer (see accompanying Notes to Schedule of Investments).

(c)	The rate shown is the annualized seven-day yield at March 31, 2016.

(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedule of Investments).

(e)	All or part of this security has been designated as collateral for futures contracts.

(f)	Rate represents annualized yield at date of purchase.

(g)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2016 was $936,939,821 and $17,162,584, respectively, resulting in net unrealized appreciation of investments of $919,777,237.

(h)	Amount shown represents less than 0.05% of net assets.

REIT	Real Estate Investment Trust

At March 31, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
S&P 500 Financial Futures Contracts (long)	06/17/2016	401	$41,132,575	$830,249

During the period ended March 31, 2016, average notional value related to futures contracts was $38,617,300.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Consumer Discretionary	$208,180,965	$–	$–	$208,180,965
Consumer Staples	166,864,166	–	–	166,864,166
Energy	107,693,691	–	–	107,693,691
Financials	250,978,193	–	–	250,978,193
Health Care	228,931,677	–	–	228,931,677
Industrials	164,399,056	–	–	164,399,056
Information Technology	335,666,514	–	–	335,666,514
Materials	45,445,902	–	–	45,445,902
Telecommunication Services	44,613,467	–	–	44,613,467
Utilities	55,357,201	–	–	55,357,201
Short-Term Investments
Money Market Fund	36,145,561	–	–	36,145,561
U.S. Government Security	–	3,852,280	–	3,852,280

TOTAL INVESTMENTS	$1,644,276,393	$3,852,280	$–	$1,648,128,673

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	830,249	–	–	830,249

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,645,106,642	$3,852,280	$–	$1,648,958,922

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedule of investments.

6

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Schedule of Investments

March 31, 2016 (Unaudited)

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with their procedures to stabilize net asset value.

•

Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded futures contracts are valued at the settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolio’s underlying index, which in turn could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s underlying index.

7

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes.

The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended March 31, 2016.

Futures

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index.

The risk of loss in trading futures contracts in some strategies is potentially unlimited. Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended March 31, 2016, the Portfolio entered into futures contracts for cash equalization and return enhancement.

8

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Transactions with Affiliates

The Portfolio invested in an affiliated company, State Street Corp. The Portfolio also invested the State Street Institutional U.S. Government Money Market Fund. Amounts relating to these investments at March 31, 2016, and for the period then ended are:

State Street Equity 500 Index Portfolio	Number of Shares Held at 12/31/15	Value At 12/31/15	Purchased		Sold		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income
			Cost	Shares	Proceeds	Shares
State Street Corp.	34,247	2,272,631	136,133	2,400	–	–	36,647	2,144,582	12,460
State Street Institutional U.S. Government Money Market Fund, Premier Class	32,967,587	32,967,587	72,144,676	72,144,676	68,966,702	68,966,702	36,145,561	36,145,561	17,045

9

Quarterly Report

31 March 2016

State Street Master Funds

State Street Money Market Portfolio

State Street U.S. Government Money Market Portfolio

State Street Treasury Money Market Portfolio

State Street Treasury Plus Money Market Portfolio

State Street Master Funds

Quarterly Report

March 31 2016

State Street Money Market Portfolio

Schedule of Investments

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

ASSET BACKED COMMERCIAL PAPER – 4.4%
Atlantic Asset Securitization LLC(a)(b)	0.450%	04/11/2016	04/11/2016	$75,000,000	$74,990,625
Atlantic Asset Securitization LLC(a)(b)	0.611%	06/10/2016	06/10/2016	75,000,000	74,911,042
Cancara Asset Securitization LLC(a)	0.631%	04/07/2016	04/07/2016	100,000,000	99,989,500
Collateralized Commercial Paper Co. LLC(c)(d)	0.803%	04/25/2016	07/25/2016	250,000,000	250,000,000
Kells Funding LLC(a)(d)	0.581%	05/06/2016	05/06/2016	250,000,000	249,859,028
Kells Funding LLC(a)(d)	0.591%	05/13/2016	05/13/2016	150,000,000	149,896,750
Kells Funding LLC(a)(d)	0.601%	05/17/2016	05/17/2016	200,000,000	199,846,667
Kells Funding LLC(a)(d)	0.611%	05/19/2016	05/19/2016	150,000,000	149,878,000
Kells Funding LLC(a)(d)	0.611%	06/06/2016	06/06/2016	50,000,000	49,944,083
Kells Funding LLC(a)(d)	0.611%	06/09/2016	06/09/2016	200,000,000	199,766,167
Kells Funding LLC(a)(d)	0.631%	07/05/2016	07/05/2016	225,000,000	224,625,937
Kells Funding LLC(a)(d)	0.651%	07/15/2016	07/15/2016	200,000,000	199,620,833
Liberty Funding LLC(a)(b)	0.682%	07/01/2016	07/01/2016	100,000,000	99,828,111

TOTAL ASSET BACKED COMMERCIAL PAPER					2,023,156,743

CERTIFICATES OF DEPOSIT – 40.0%
Bank of Montreal(a)	0.300%	04/05/2016	04/05/2016	215,000,000	215,000,000
Bank of Montreal(a)	0.360%	04/01/2016	04/01/2016	140,000,000	140,000,000
Bank of Montreal(a)	0.390%	04/11/2016	04/11/2016	134,000,000	134,000,000
Bank of Montreal(a)	0.560%	07/05/2016	07/05/2016	223,000,000	223,000,000
Bank of Montreal(a)	0.600%	04/08/2016	04/08/2016	88,000,000	88,000,000
Bank of Montreal(c)	0.788%	04/08/2016	07/08/2016	52,000,000	52,000,000
Bank of Montreal(c)	0.828%	04/14/2016	10/14/2016	100,000,000	99,999,790
Bank of Nova Scotia(a)	0.621%	04/07/2016	04/07/2016	335,000,000	335,000,000
Bank of Nova Scotia(c)	0.631%	04/05/2016	05/05/2016	295,000,000	295,000,000
Bank of Tokyo – Mitsubishi(a)	0.350%	04/06/2016	04/06/2016	95,000,000	95,000,000
Bank of Tokyo – Mitsubishi(a)	0.410%	04/29/2016	04/29/2016	315,000,000	315,000,000
Bank of Tokyo – Mitsubishi(a)	0.690%	06/01/2016	06/01/2016	300,000,000	300,000,000
Bank of Tokyo – Mitsubishi(a)	0.700%	05/04/2016	05/04/2016	200,000,000	200,000,000
Bank of Tokyo – Mitsubishi(a)	0.700%	05/05/2016	05/05/2016	240,000,000	240,000,000
Bank of Tokyo – Mitsubishi(a)	0.700%	06/01/2016	06/01/2016	233,000,000	233,000,000
BNP Paribas(a)	0.420%	04/01/2016	04/01/2016	300,000,000	300,000,000
BNP Paribas(a)	0.600%	06/01/2016	06/01/2016	127,000,000	127,000,000
BNP Paribas(a)	0.600%	06/03/2016	06/03/2016	250,000,000	250,000,000
BNP Paribas(a)	0.670%	06/03/2016	06/03/2016	125,000,000	125,000,000
Canadian Imperial Bank of Commerce(a)	0.310%	04/05/2016	04/05/2016	230,000,000	230,000,000
Canadian Imperial Bank of Commerce(a)	0.380%	04/11/2016	04/11/2016	315,000,000	315,000,000
Canadian Imperial Bank of Commerce(c)	0.791%	04/18/2016	08/17/2016	250,000,000	250,000,000
Chase Bank USA NA(a)	0.592%	04/21/2016	04/21/2016	202,000,000	202,000,000
Chase Bank USA NA(c)	0.623%	04/26/2016	05/26/2016	100,000,000	100,000,000
Citibank NA(a)	0.640%	06/14/2016	06/14/2016	118,500,000	118,512,086

See accompanying notes to schedules of investments.

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

CERTIFICATES OF DEPOSIT – (continued)
Citibank NA(a)	0.650%	05/20/2016	05/20/2016	$140,000,000	$140,000,000
Citibank NA(a)	0.710%	07/11/2016	07/11/2016	200,000,000	200,000,000
Commonwealth Bank of Australia(a)(b)	0.655%	07/07/2016	07/07/2016	75,000,000	75,001,008
Credit Agricole Corporate & Investment Bank(a)	0.720%	05/02/2016	05/02/2016	400,000,000	400,000,000
Credit Agricole Corporate & Investment Bank(a)	0.730%	06/06/2016	06/06/2016	295,000,000	295,000,000
Credit Agricole Corporate & Investment Bank(a)	0.730%	06/08/2016	06/08/2016	250,000,000	250,000,000
Credit Suisse(c)	0.703%	04/27/2016	05/02/2016	200,000,000	200,000,000
Credit Suisse(a)	0.710%	04/18/2016	04/18/2016	250,000,000	250,000,000
Credit Suisse(a)	0.810%	06/07/2016	06/07/2016	300,000,000	300,000,000
ING Bank NV(a)	0.700%	05/20/2016	05/20/2016	200,000,000	200,000,000
ING Bank NV(a)	0.700%	06/02/2016	06/02/2016	350,000,000	350,000,000
ING Bank NV(a)	0.700%	06/03/2016	06/03/2016	400,000,000	400,000,000
ING Bank NV(a)	0.700%	06/06/2016	06/06/2016	400,000,000	400,000,000
ING Bank NV(a)	0.720%	07/14/2016	07/14/2016	200,000,000	200,000,000
KBC Bank NV(a)	0.380%	04/05/2016	04/05/2016	450,000,000	450,000,000
Lloyds Bank PLC (c)	0.823%	04/28/2016	08/03/2016	165,000,000	165,000,000
Norinchukin Bank(a)	0.400%	04/07/2016	04/07/2016	250,000,000	250,000,000
Norinchukin Bank(a)	0.400%	04/18/2016	04/18/2016	220,000,000	220,000,000
Norinchukin Bank(a)	0.410%	04/15/2016	04/15/2016	495,000,000	495,017,280
Norinchukin Bank(a)	0.630%	04/07/2016	04/07/2016	410,000,000	410,000,000
Rabobank Nederland NV(a)	0.608%	04/13/2016	04/13/2016	209,000,000	209,000,000
Rabobank Nederland NV(c)	0.753%	04/04/2016	10/03/2016	350,000,000	350,000,000
Rabobank Nederland NV(c)	0.791%	04/18/2016	09/16/2016	350,000,000	350,000,000
Rabobank Nederland NV(c)	0.792%	04/12/2016	09/12/2016	250,000,000	250,000,000
Royal Bank of Canada(c)	0.582%	04/20/2016	05/20/2016	125,000,000	125,000,000
Royal Bank of Canada(c)	0.782%	04/11/2016	09/09/2016	200,000,000	200,000,000
Societe Generale(a)	0.610%	05/02/2016	05/02/2016	350,000,000	350,000,000
Societe Generale(a)	0.610%	06/10/2016	06/10/2016	200,000,000	200,000,000
Standard Chartered Bank(a)(b)	0.620%	04/21/2016	04/21/2016	104,000,000	104,000,000
Standard Chartered Bank(a)(b)	0.620%	05/02/2016	05/02/2016	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.(a)	0.610%	05/16/2016	05/16/2016	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.(a)	0.610%	05/17/2016	05/17/2016	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.(a)	0.610%	06/06/2016	06/06/2016	250,000,000	250,000,000
Sumitomo Mitsui Banking Corp.(a)	0.670%	04/01/2016	04/01/2016	400,000,000	400,000,000
Sumitomo Mitsui Banking Corp.(a)	0.700%	04/18/2016	04/18/2016	350,000,000	350,000,000
Sumitomo Mitsui Banking Corp.(a)	0.700%	05/26/2016	05/26/2016	175,000,000	174,998,666
Sumitomo Mitsui Banking Corp.(a)	0.700%	06/15/2016	06/15/2016	200,000,000	200,000,000
Svenska Handelsbanken AB(a)	0.400%	04/11/2016	04/11/2016	225,000,000	225,000,000

See accompanying notes to schedules of investments.

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

CERTIFICATES OF DEPOSIT – (continued)
Svenska Handelsbanken AB(a)	0.410%	04/01/2016	04/01/2016	$259,000,000	$259,000,000
Svenska Handelsbanken AB(a)	0.575%	04/04/2016	04/04/2016	150,000,000	150,000,062
Svenska Handelsbanken AB(a)	0.655%	07/01/2016	07/01/2016	300,000,000	300,003,783
Toronto Dominion Bank(c)	0.583%	04/26/2016	05/26/2016	175,000,000	175,000,000
Toronto Dominion Bank(a)	0.601%	04/05/2016	04/05/2016	109,000,000	109,000,000
Toronto Dominion Bank(a)	0.620%	04/18/2016	04/18/2016	114,000,000	114,000,000
Toronto Dominion Bank(a)	0.628%	04/08/2016	04/08/2016	30,000,000	30,001,129
Toronto Dominion Bank(c)	0.782%	04/21/2016	07/21/2016	183,000,000	183,000,000
UBS AG(a)	0.690%	06/13/2016	06/13/2016	350,000,000	350,000,000
UBS AG(a)	0.691%	04/18/2016	04/18/2016	400,000,000	400,000,000
UBS AG(c)	0.695%	04/04/2016	05/03/2016	350,000,000	350,000,000
Wells Fargo Bank NA(c)	0.590%	04/01/2016	04/04/2016	64,000,000	64,000,000
Wells Fargo Bank NA(c)	0.590%	04/01/2016	04/08/2016	215,000,000	215,000,000
Wells Fargo Bank NA(c)	0.679%	04/01/2016	07/01/2016	157,700,000	157,707,981
Wells Fargo Bank NA(c)	0.785%	04/04/2016	09/02/2016	250,000,000	250,000,000
Wells Fargo Bank NA(c)	0.788%	04/08/2016	07/08/2016	200,000,000	200,000,000
Wells Fargo Bank NA(c)	0.788%	04/13/2016	07/12/2016	225,000,000	225,000,000
Westpac Banking Corp.(a)	0.553%	04/25/2016	04/25/2016	139,000,000	139,000,000

TOTAL CERTIFICATES OF DEPOSIT					18,541,241,785

FINANCIAL COMPANY COMMERCIAL PAPER – 27.0%
Australia & New Zealand Banking Group Ltd.(b)(c)	0.548%	04/04/2016	05/04/2016	126,000,000	125,999,407
Australia & New Zealand Banking Group Ltd.(a)(b)	0.570%	05/03/2016	05/03/2016	125,000,000	124,936,667
Australia & New Zealand Banking Group Ltd.(a)(b)	0.571%	05/03/2016	05/03/2016	125,000,000	124,936,667
Bank of Nova Scotia(a)(b)	0.631%	04/18/2016	04/18/2016	345,000,000	344,897,363
Bank of Nova Scotia(b)(c)	0.788%	04/12/2016	08/12/2016	300,000,000	300,000,000
BNP Paribas(a)(b)	0.300%	04/01/2016	04/01/2016	149,000,000	149,000,000
BNP Paribas(a)(b)	0.430%	04/11/2016	04/11/2016	350,000,000	349,958,194
BNP Paribas(a)	0.611%	04/05/2016	04/05/2016	300,000,000	299,979,667
Caisse des Depots et Consignations(a)(d)	0.581%	05/02/2016	05/02/2016	178,000,000	177,911,099
Commonwealth Bank of Australia(a)(b)	0.613%	04/26/2016	04/26/2016	110,000,000	110,000,000
DBS Bank Ltd.(a)(b)	0.400%	04/18/2016	04/18/2016	120,000,000	119,977,333
DBS Bank Ltd.(a)(b)	0.581%	04/25/2016	04/25/2016	100,000,000	99,961,333
DBS Bank Ltd.(a)(b)	0.591%	04/06/2016	04/06/2016	102,700,000	102,691,584
DnB Bank ASA(a)(b)	0.606%	06/22/2016	06/22/2016	355,000,000	354,510,790
DnB Bank ASA(a)(b)	0.677%	07/11/2016	07/11/2016	350,000,000	349,337,187
DnB Bank ASA(a)(b)	0.680%	07/20/2016	07/20/2016	300,000,000	299,372,083
DnB Bank ASA(a)(b)	0.732%	06/17/2016	06/17/2016	150,000,000	149,765,792
DnB Bank ASA(a)(b)	0.672%	07/05/2016	07/05/2016	300,000,000	299,469,583

See accompanying notes to schedules of investments.

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)

Erste Abwicklungsanstalt(a)(b)	0.601%	05/03/2016	05/03/2016	$200,000,000	$199,893,333
Erste Abwicklungsanstalt(a)(b)	0.601%	05/04/2016	05/04/2016	200,000,000	199,890,000
Erste Abwicklungsanstalt(a)(b)	0.601%	05/06/2016	05/06/2016	100,000,000	99,941,667
Erste Abwicklungsanstalt(a)(b)	0.651%	06/03/2016	06/03/2016	200,000,000	199,772,500
Erste Abwicklungsanstalt(a)(b)	0.651%	06/29/2016	06/29/2016	25,000,000	24,959,826
Erste Abwicklungsanstalt(a)(b)	0.651%	06/30/2016	06/30/2016	100,000,000	99,837,500
Erste Abwicklungsanstalt(a)(b)	0.652%	06/06/2016	06/06/2016	100,000,000	99,880,833
Erste Abwicklungsanstalt(a)(b)	0.652%	06/10/2016	06/10/2016	150,000,000	149,810,417
Erste Abwicklungsanstalt(a)(b)	0.662%	06/15/2016	06/15/2016	100,000,000	99,862,500
Erste Abwicklungsanstalt(a)(b)	0.662%	06/17/2016	06/17/2016	150,000,000	149,788,250
General Electric Capital Corp.(a)	0.350%	04/01/2016	04/01/2016	300,000,000	300,000,000
HSBC Bank PLC(b)(c)	0.650%	04/18/2016	05/18/2016	252,000,000	252,000,000
HSBC Bank PLC(b)(c)	0.803%	04/25/2016	07/25/2016	250,000,000	250,000,000
HSBC Bank PLC(b)(c)	0.805%	04/04/2016	08/17/2016	200,000,000	200,000,000
HSBC Bank PLC(b)(c)	0.818%	04/12/2016	08/12/2016	200,000,000	200,000,000
Kreditanstalt fuer Wieerauflabu(a)(b)	0.400%	04/14/2016	04/14/2016	110,000,000	109,984,111
Kreditanstalt fuer Wieerauflabu(a)(b)	0.400%	04/19/2016	04/19/2016	95,000,000	94,981,000
National Australia Bank Ltd.(a)(b)	0.611%	04/06/2016	04/06/2016	172,000,000	172,000,000
National Australia Bank Ltd.(a)(b)	0.742%	06/09/2016	06/09/2016	135,000,000	134,808,525
National Australia Bank Ltd.(b)(c)	0.768%	04/04/2016	08/04/2016	245,000,000	245,000,000
Nederlandse Waterschapsbank NV(a)(b)	0.561%	04/29/2016	04/29/2016	150,000,000	149,934,667
Nederlandse Waterschapsbank NV(a)(b)	0.571%	05/12/2016	05/12/2016	200,000,000	199,870,167
Nederlandse Waterschapsbank NV(a)(b)	0.651%	05/25/2016	05/25/2016	120,000,000	119,883,000
Nederlandse Waterschapsbank NV(a)(b)	0.651%	07/14/2016	07/14/2016	165,000,000	164,690,167
Nordea Bank AB(a)(b)	0.616%	06/13/2016	06/13/2016	375,000,000	374,532,344
Nordea Bank AB(a)(b)	0.662%	07/20/2016	07/20/2016	290,000,000	289,415,167
Novartis Finance Corp.(a)(b)	0.410%	04/08/2016	04/08/2016	120,000,000	119,990,433
NRW.Bank(a)(b)	0.415%	04/01/2016	04/01/2016	300,000,000	300,000,000
NRW.Bank(a)(b)	0.440%	04/08/2016	04/08/2016	370,000,000	369,968,344
Skandinaviska Enskilda Banken AB(a)(b)	0.667%	07/15/2016	07/15/2016	235,000,000	234,541,661
Skandinaviska Enskilda Banken AB(a)(b)	0.672%	07/05/2016	07/05/2016	86,000,000	85,847,947
Societe Generale(a)(b)	0.611%	05/02/2016	05/02/2016	260,000,000	259,863,428
Societe Generale(a)(b)	0.672%	05/05/2016	05/05/2016	200,000,000	199,873,444
Societe Generale(a)	0.702%	07/01/2016	07/01/2016	190,000,000	189,663,806
Standard Chartered Bank(a)(b)	0.611%	05/23/2016	05/23/2016	150,000,000	149,867,833
Standard Chartered Bank(a)(b)	0.621%	04/20/2016	04/20/2016	252,000,000	251,917,540
Standard Chartered Bank(a)(b)	0.651%	04/04/2016	04/04/2016	145,000,000	144,992,146
Sumitomo Mitsui Banking Corp.(a)(b)	0.420%	04/12/2016	04/12/2016	286,800,000	286,763,194
Svenska Handelsbanken AB(a)(b)	0.722%	07/12/2016	07/12/2016	250,000,000	249,490,000
Svenska Handelsbanken AB(a)(b)	0.732%	06/17/2016	06/17/2016	300,000,000	299,531,583

See accompanying notes to schedules of investments.

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Swedbank AB(a)	0.646%	06/29/2016	06/29/2016	$221,790,000	$221,436,337
Swedbank AB(a)	0.677%	07/05/2016	07/05/2016	58,000,000	57,896,688
Swedbank AB(a)	0.677%	07/06/2016	07/06/2016	164,000,000	163,704,800
Swedbank AB(a)	0.677%	07/11/2016	07/11/2016	100,000,000	99,810,625
Toyota Motor Credit Corp.(c)	0.742%	04/19/2016	07/19/2016	90,000,000	90,000,000
Toyota Motor Credit Corp.(c)	0.746%	04/15/2016	07/18/2016	95,000,000	95,000,000
Toyota Motor Credit Corp.(c)	0.748%	04/13/2016	07/13/2016	150,000,000	150,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					12,483,600,532

OTHER COMMERCIAL PAPER – 0.4%
Electricite De France SA(a)(b)	0.611%	04/26/2016	04/26/2016	200,000,000	199,915,278

OTHER NOTES – 7.7%
Bank of America NA(c)	0.608%	04/08/2016	04/11/2016	84,000,000	84,000,000
Bank of America NA(c)	0.608%	04/11/2016	04/12/2016	82,000,000	82,000,000
Bank of America NA(c)	0.609%	04/01/2016	07/01/2016	150,000,000	150,000,000
Bank of America NA(a)	0.611%	04/05/2016	04/05/2016	148,000,000	148,000,000
Bank of America NA(a)	0.611%	04/06/2016	04/06/2016	145,000,000	145,000,000
Bank of America NA(c)	0.622%	04/05/2016	05/19/2016	175,000,000	175,000,000
Bank of America NA(c)	0.625%	04/04/2016	05/03/2016	79,000,000	79,000,000
Bank of America NA(c)	0.625%	04/04/2016	05/03/2016	62,000,000	62,000,000
Bank of America NA(a)	0.650%	06/07/2016	06/07/2016	152,000,000	152,025,308
Bank of America NA(c)	0.778%	04/15/2016	07/22/2016	170,000,000	170,000,000
Bank of America NA(c)	0.786%	04/15/2016	08/15/2016	75,000,000	75,000,000
Bank of Tokyo-Mitsubishi(a)	0.250%	04/01/2016	04/01/2016	425,000,000	425,000,000
JPMorgan Chase Bank NA(c)	0.781%	04/22/2016	08/22/2016	175,000,000	175,000,000
JPMorgan Chase Bank NA(c)	0.836%	06/07/2016	08/05/2016	260,000,000	260,000,000
Lloyds Bank PLC(a)	0.260%	04/01/2016	04/01/2016	677,283,000	677,283,000
National Australia Bank Ltd.(a)	0.220%	04/01/2016	04/01/2016	156,000,000	156,000,000
Royal Bank of Canada(c)(d)	0.737%	04/07/2016	08/08/2016	155,000,000	155,000,000
Wells Fargo Bank NA(c)	0.682%	04/20/2016	08/19/2016	227,000,000	227,000,000
Wells Fargo Bank NA(c)	0.755%	06/10/2016	08/09/2016	155,000,000	155,000,000

TOTAL OTHER NOTES					3,552,308,308

GOVERNMENT AGENCY DEBT – 5.4%
Federal Home Loan Bank(a)	0.300%	05/12/2016	05/12/2016	140,000,000	139,952,167
Federal Home Loan Bank(a)	0.308%	05/18/2016	05/18/2016	140,000,000	139,943,704
Federal Home Loan Bank(a)	0.310%	04/08/2016	04/08/2016	165,000,000	164,990,054
Federal Home Loan Bank(a)	0.320%	04/13/2016	04/13/2016	442,000,000	441,952,853
Federal Home Loan Bank(a)	0.325%	04/06/2016	04/06/2016	362,000,000	361,983,660
Federal Home Loan Bank(a)	0.329%	05/06/2016	05/06/2016	264,000,000	263,915,557
Federal Home Loan Bank(a)	0.334%	05/04/2016	05/04/2016	303,000,000	302,907,231
Federal Home Loan Bank(a)	0.340%	04/01/2016	04/01/2016	296,000,000	296,000,000
Federal Home Loan Bank(a)	0.343%	04/20/2016	04/20/2016	383,500,000	383,430,576

TOTAL GOVERNMENT AGENCY DEBT					2,495,075,802

See accompanying notes to schedules of investments.

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – 2.3%
U.S. Treasury Bill(a)	0.275%	04/07/2016	04/07/2016	$671,000,000	$670,968,623
U.S. Treasury Bill(a)	0.280%	04/14/2016	04/14/2016	210,000,000	209,978,631
U.S. Treasury Bill(a)	0.283%	04/14/2016	04/14/2016	191,000,000	190,980,515

TOTAL TREASURY DEBT					1,071,927,769

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 3.7%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a Government National Mortgage Association, 4.000% due 09/20/2045, valued at $6,120,001); expected proceeds $6,000,050	0.300%	04/01/2016	04/01/2016	6,000,000	6,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by Federal National Mortgage Associations, 2.000% – 6.000% due 12/01/2019 – 03/01/2046, and a U.S. Treasury Strip, 0.000% due 05/15/2019, valued at $105,060,000); expected proceeds $103,000,887	0.310%	04/01/2016	04/01/2016	103,000,000	103,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/28/2016 (collateralized by a Federal Farm Credit Bank, 0.620% due 05/09/2018, and Federal Home Loan Mortgage Corporations, 0.750% – 2.375% due 01/12/2018 – 01/13/2022, valued at $102,000,606); expected proceeds $100,003,556	0.320%	04/01/2016	04/01/2016	100,000,000	100,000,000

Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by Federal Farm Credit Banks, 0.620% – 0.720% due 05/09/2018 – 06/12/2018, Federal Home Loan Mortgage Corporations, 0.750% – 6.250% due 01/12/2018 – 07/15/2032, Federal National Mortgage Associations, 2.500% – 8.000% due 04/01/2016 – 04/01/2046, a Government National Mortgage Association, 3.500% due 10/20/2045, U.S. Treasury Bills, 0.000% due 04/21/2016 – 08/18/2016, U.S. Treasury Bonds, 2.875% – 8.500% due 02/15/2020 – 11/15/2045, U.S. Treasury Inflation Index Notes, 0.125% – 1.125% due 01/15/2021 – 07/15/2023, and U.S. Treasury Notes, 0.403% – 5.125% due 04/30/2016 – 09/30/2022, valued at $1,084,260,076); expected proceeds $1,063,009,744

	0.330%	04/01/2016	04/01/2016	1,063,000,000	1,063,000,000

See accompanying notes to schedules of investments.

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs& Co. and Bank of New York Mellon (Tri-Party), dated 03/28/2016 (collateralized by Federal National Mortgage Associations, 2.000% – 5.500% due 02/01/2020 – 03/01/2046, and Government National Mortgage Associations, 3.500% – 4.000% due 04/20/2044 – 03/20/2046, valued at $306,000,000); expected proceeds $300,010,000	0.300%	04/01/2016	04/01/2016	$300,000,000	$300,000,000
Agreement with Goldman Sachs& Co. and Bank of New York Mellon (Tri-Party), dated 03/30/2016 (collateralized by Federal National Mortgage Associations, 2.500% – 6.500% due 09/01/2027 – 01/01/2046, valued at $127,500,000); expected proceeds $125,007,292	0.300%	04/06/2016	04/06/2016	125,000,000	125,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,697,000,000

TREASURY REPURCHASE AGREEMENTS – 6.2%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Bond, 3.500% due 02/15/2039, a U.S. Treasury Note, 1.750% due 03/31/2022, and U.S. Treasury Strips, 0.000% due 05/15/2021 – 11/15/2025, valued at $51,000,094); expected proceeds $50,000,417	0.300%	04/01/2016	04/01/2016	50,000,000	50,000,000
Agreement with Calyon Financial, Inc. and Bank of New York Mellon (Tri-Party), dated 03/28/2016 (collateralized by U.S. Treasury Notes, 1.500% – 1.750% due 12/31/2018 – 09/30/2022, valued at $255,000,028); expected proceeds $250,016,042	0.330%	04/04/2016	04/04/2016	250,000,000	250,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by U.S. Treasury Notes, 1.625% – 2.750% due 11/15/2020 – 02/15/2024, valued at $2,600,018,115); expected proceeds $2,600,018,056	0.250%	04/01/2016	04/01/2016	2,600,000,000	2,600,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					2,900,000,000

See accompanying notes to schedules of investments.

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

OTHER REPURCHASE AGREEMENTS – 2.1%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/18/2016 (collateralized various Corporate Bonds, 1.572% – 10.500% due 04/15/2016 – 01/01/2049, and U.S. Treasury Strips, 0.000% due 11/15/2018 – 02/15/2020, valued at $137,401,254); expected proceeds $125,228,125(e)	0.730%	04/01/2016	06/16/2016	$125,000,000	$125,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 03/31/2016 (collateralized by various Corporate Bonds, 3.375% – 14.750% due 07/18/2016 – 12/29/2049, valued at $63,254,512); expected proceeds $55,031,778(e)	0.650%	05/02/2016	05/02/2016	55,000,000	55,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/10/2016 (collateralized by various Common Stocks, and Government National Mortgage Associations, 3.500% – 4.500% due 06/20/2042 – 05/20/2045, valued at $340,134,671); expected proceeds $320,629,333(e)	0.590%	04/01/2016	07/08/2016	320,000,000	320,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by various Common Stocks, and a Government National Mortgage Association, 3.500% due 10/20/2045, valued at $135,259,976); expected proceeds $125,165,625(e)	0.530%	04/01/2016	06/29/2016	125,000,000	125,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2016 (collateralized by various Common Stocks, valued at $54,004,527); expected proceeds $50,125,833(e)	0.755%	07/26/2016	07/26/2016	50,000,000	50,000,000

See accompanying notes to schedules of investments.

State Street Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

OTHER REPURCHASE AGREEMENTS – (continued)

Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/28/2016 (collateralized by various Corporate Bonds, 0.531% – 1.503% due 01/03/2033 – 03/22/2038, a Federal Home Loan Mortgage Corporation, 1.000% due 07/28/2017, Federal National Mortgage Associations, 1.750% – 3.350% due 06/08/2018 – 06/11/2032, Government National Mortgage Associations, 3.500% – 4.000% due 10/20/2045 – 02/20/2046, Resolution Funding Corporations, 8.125% – 9.375% due 10/15/2019 – 04/15/2030, and U.S. Treasury Inflation Index Bonds, 0.625% – 3.875% due 01/15/2025 – 02/15/2043, valued at $328,902,490); expected proceeds $320,677,333(e)

	0.635%	07/26/2016	07/26/2016	$320,000,000	$320,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					995,000,000

TOTAL INVESTMENTS(f)(g) – 99.2%					45,959,226,217
Other Assets in Excess of Liabilities – 0.8%					369,100,467

NET ASSETS – 100.0%					$46,328,326,684

(a)	Rate represents annualized yield at date of purchase.

(b)

Rule 144A, Section 4(a)(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $11,466,843,574 or 24.75% of net assets as of March 31, 2016.

(c)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2016.

(d)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,006,348,564 or 4.33% of net assets as of March 31, 2016.

(e)	Illiquid security. These securities represent $995,000,000 or 2.15% of net assets as of March 31, 2016.

(f)

Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (see accompanying Notes to Schedules of Investments)

(g)	Also represents the cost for federal tax purposes.

See accompanying notes to schedules of investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY DEBT – 53.5%
Federal Farm Credit Bank(a)	0.280%	04/04/2016	04/04/2016	$48,000,000	$47,998,880
Federal Farm Credit Bank(a)	0.280%	04/05/2016	04/05/2016	36,100,000	36,098,877
Federal Farm Credit Bank(a)	0.280%	04/08/2016	04/08/2016	42,200,000	42,197,702
Federal Farm Credit Bank(a)	0.290%	04/12/2016	04/12/2016	62,600,000	62,594,453
Federal Farm Credit Bank(a)	0.290%	04/14/2016	04/14/2016	25,000,000	24,997,382
Federal Farm Credit Bank(a)	0.290%	04/19/2016	04/19/2016	74,500,000	74,488,585
Federal Farm Credit Bank(a)	0.411%	05/17/2016	05/17/2016	14,500,000	14,492,404
Federal Farm Credit Bank(b)	0.423%	04/26/2016	10/26/2016	79,500,000	79,500,000
Federal Farm Credit Bank(b)	0.431%	04/11/2016	09/09/2016	47,600,000	47,600,302
Federal Home Loan Bank(a)	0.320%	04/01/2016	04/01/2016	305,500,000	305,500,000
Federal Home Loan Bank(a)	0.345%	04/27/2016	04/27/2016	150,000,000	149,962,625
Federal Home Loan Bank(a)	0.370%	04/13/2016	04/13/2016	100,000,000	99,987,667
Federal Home Loan Bank(a)	0.370%	04/20/2016	04/20/2016	125,000,000	124,975,590
Federal Home Loan Bank(a)	0.370%	06/22/2016	06/22/2016	225,000,000	224,810,375
Federal Home Loan Bank(a)	0.375%	04/08/2016	04/08/2016	110,000,000	109,991,979
Federal Home Loan Bank(a)	0.380%	04/06/2016	04/06/2016	248,000,000	247,986,911
Federal Home Loan Bank(a)	0.380%	04/15/2016	04/15/2016	403,800,000	403,740,327
Federal Home Loan Bank(b)	0.382%	04/25/2016	06/24/2016	235,000,000	235,000,000
Federal Home Loan Bank(b)	0.383%	04/12/2016	08/12/2016	224,000,000	224,000,000
Federal Home Loan Bank(b)	0.386%	04/15/2016	07/15/2016	176,000,000	176,000,000
Federal Home Loan Bank(b)	0.388%	04/08/2016	07/08/2016	110,000,000	110,000,000
Federal Home Loan Bank(a)	0.391%	06/15/2016	06/15/2016	75,000,000	74,938,906
Federal Home Loan Bank(a)	0.398%	05/25/2016	05/25/2016	100,000,000	99,940,300
Federal Home Loan Bank(a)	0.400%	06/03/2016	06/03/2016	125,000,000	124,912,500
Federal Home Loan Bank(a)	0.404%	05/06/2016	05/06/2016	150,000,000	149,941,083
Federal Home Loan Bank(a)	0.410%	04/29/2016	04/29/2016	132,000,000	131,957,907
Federal Home Loan Bank(b)	0.422%	04/20/2016	09/20/2016	119,100,000	119,100,000
Federal Home Loan Bank(a)	0.511%	06/21/2016	06/21/2016	266,000,000	265,681,178
Federal Home Loan Bank(a)	0.520%	07/27/2016	07/27/2016	75,000,000	74,873,494
Federal Home Loan Bank(a)	0.541%	06/28/2016	06/28/2016	88,100,000	87,983,708
Federal Home Loan Bank(a)	0.549%	07/15/2016	07/15/2016	133,400,000	133,185,579
Federal Home Loan Bank(a)	0.552%	07/13/2016	07/13/2016	24,200,000	24,161,919
Federal Home Loan Bank(b)	0.558%	05/12/2016	02/10/2017	234,000,000	233,989,875
Federal Home Loan Bank(b)	0.560%	05/09/2016	02/08/2017	30,000,000	29,998,717
Federal Home Loan Bank(b)	0.560%	05/09/2016	02/08/2017	46,800,000	46,797,999
Federal Home Loan Bank(b)	0.572%	04/11/2016	01/11/2017	127,900,000	127,900,000
Federal Home Loan Bank(b)	0.577%	04/13/2016	01/13/2017	125,700,000	125,700,000
Federal Home Loan Bank(b)	0.581%	07/11/2016	07/10/2017	144,000,000	143,995,470
Federal Home Loan Bank(b)	0.587%	06/14/2016	06/14/2017	251,000,000	251,000,000
Federal Home Loan Mortgage Corp.(a)	0.285%	05/06/2016	05/06/2016	49,400,000	49,386,312
Federal Home Loan Mortgage Corp.(a)	0.300%	05/05/2016	05/05/2016	90,250,000	90,224,429

See accompanying notes to schedules of investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Mortgage Corp.(a)	0.320%	06/13/2016	06/13/2016	$95,535,000	$95,473,008
Federal Home Loan Mortgage Corp.(a)	0.320%	04/12/2016	04/12/2016	24,000,000	23,997,653
Federal Home Loan Mortgage Corp.(a)	0.325%	06/17/2016	06/17/2016	101,400,000	101,325,588
Federal Home Loan Mortgage Corp.(a)	0.330%	06/24/2016	06/24/2016	171,000,000	170,868,330
Federal Home Loan Mortgage Corp.(a)	0.340%	04/19/2016	04/19/2016	38,000,000	37,993,540
Federal Home Loan Mortgage Corp.(a)	0.370%	06/21/2016	06/21/2016	250,000,000	249,791,875
Federal Home Loan Mortgage Corp.(a)	0.381%	07/07/2016	07/07/2016	91,500,000	91,406,314
Federal Home Loan Mortgage Corp.(b)	0.386%	04/18/2016	08/17/2016	126,500,000	126,500,000
Federal Home Loan Mortgage Corp.(b)	0.387%	04/25/2016	08/24/2016	136,000,000	136,000,000
Federal Home Loan Mortgage Corp.(a)	0.401%	07/11/2016	07/11/2016	190,000,000	189,786,778
Federal Home Loan Mortgage Corp.(b)	0.437%	04/20/2016	04/20/2017	100,000,000	99,983,910
Federal Home Loan Mortgage Corp.(a)	0.441%	06/06/2016	06/06/2016	144,600,000	144,483,356
Federal Home Loan Mortgage Corp.(a)	0.451%	04/11/2016	04/11/2016	148,000,000	147,981,500
Federal Home Loan Mortgage Corp.(a)	0.451%	06/16/2016	06/16/2016	54,715,000	54,663,021
Federal Home Loan Mortgage Corp.(a)	0.511%	04/26/2016	04/26/2016	150,000,000	149,946,875
Federal Home Loan Mortgage Corp.(a)	0.541%	07/06/2016	07/06/2016	99,599,000	99,455,577
Federal National Mortgage Assoc.(a)	0.295%	04/26/2016	04/26/2016	124,200,000	124,174,556
Federal National Mortgage Assoc.(a)	0.303%	04/20/2016	04/20/2016	61,000,000	60,990,245
Federal National Mortgage Assoc.(a)	0.315%	04/13/2016	04/13/2016	87,000,000	86,990,765
Federal National Mortgage Assoc.(a)	0.319%	06/22/2016	06/22/2016	109,700,000	109,620,191
Federal National Mortgage Assoc.(a)	0.320%	06/01/2016	06/01/2016	421,719,000	421,426,440
Federal National Mortgage Assoc.(a)	0.330%	04/06/2016	04/06/2016	271,566,000	271,552,512
Federal National Mortgage Assoc.(a)	0.350%	06/08/2016	06/08/2016	23,500,000	23,484,464
Federal National Mortgage Assoc.(a)	0.370%	06/14/2016	06/14/2016	117,000,000	116,911,015
Federal National Mortgage Assoc.(a)	0.371%	06/21/2016	06/21/2016	45,700,000	45,661,955
Federal National Mortgage Assoc.(a)	0.376%	07/01/2016	07/01/2016	45,700,000	45,656,680
Federal National Mortgage Assoc.(a)	0.401%	07/18/2016	07/18/2016	46,500,000	46,444,200
Federal National Mortgage Assoc.(a)	0.411%	06/13/2016	06/13/2016	509,200,000	508,776,657
Federal National Mortgage Assoc.(a)	0.531%	07/13/2016	07/13/2016	27,667,000	27,625,046
Federal National Mortgage Assoc.(a)	0.541%	07/06/2016	07/06/2016	21,600,000	21,568,896

TOTAL GOVERNMENT AGENCY DEBT					9,058,134,382

TREASURY DEBT – 18.8%
U.S. Treasury Bill(a)	0.268%	04/21/2016	04/21/2016	300,000,000	299,955,132
U.S. Treasury Bill(a)	0.275%	04/07/2016	04/07/2016	650,000,000	649,969,606
U.S. Treasury Bill(a)	0.280%	04/14/2016	04/14/2016	265,000,000	264,973,004
U.S. Treasury Bill(a)	0.283%	04/14/2016	04/14/2016	235,000,000	234,976,060
U.S. Treasury Bill(a)	0.300%	06/23/2016	06/23/2016	275,000,000	274,809,216
U.S. Treasury Bill(a)	0.300%	06/30/2016	06/30/2016	100,000,000	99,925,000
U.S. Treasury Bill(a)	0.311%	06/09/2016	06/09/2016	300,000,000	299,819,565
U.S. Treasury Bill(a)	0.315%	05/12/2016	05/12/2016	150,000,000	149,946,188

See accompanying notes to schedules of investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – (continued)
U.S. Treasury Bill(a)	0.335%	06/16/2016	06/16/2016	$150,000,000	$149,893,726
U.S. Treasury Bill(a)	0.350%	05/05/2016	05/05/2016	150,000,000	149,950,417
U.S. Treasury Note(b)	0.353%	04/01/2016	10/31/2016	82,000,000	81,983,015
U.S. Treasury Note(b)	0.369%	04/01/2016	04/30/2016	36,350,000	36,350,044
U.S. Treasury Note(b)	0.374%	04/01/2016	04/30/2017	131,000,000	131,000,486
U.S. Treasury Note(b)	0.377%	04/01/2016	07/31/2017	206,000,000	205,917,953
U.S. Treasury Note(b)	0.468%	04/01/2016	10/31/2017	150,000,000	149,760,506

TOTAL TREASURY DEBT					3,179,229,918

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 0.8%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by Federal National Mortgage Association, 0.634% – 6.625% due 09/15/2017 – 11/15/2030, Resolution Funding Strips, 0.000% due 10/15/2019 – 01/15/2027, and a Tennessee Valley Authority, 5.375% due 04/01/2056, valued at $87,721,321); expected proceeds $86,000,764	0.320%	04/01/2016	04/01/2016	86,000,000	86,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a Federal National Mortgage Association, 1.000% due 05/21/2018, U.S. Treasury Bonds, 3.500% – 7.500% due 11/15/2016 – 02/15/2039, and a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2018, valued at $51,000,060); expected proceeds $50,000,444	0.320%	04/01/2016	04/01/2016	50,000,000	50,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					136,000,000

TREASURY REPURCHASE AGREEMENTS – 20.8%
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 04/28/2016, and U.S. Treasury Notes, 0.750% – 0.875% due 03/31/2018, valued at $85,604,610); expected proceeds $83,926,699	0.300%	04/01/2016	04/01/2016	83,926,000	83,926,000

See accompanying notes to schedules of investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Inflation Index Note, 2.125% due 01/15/2019, U.S. Treasury Notes, 0.875% – 2.750% due 08/15/2017 – 02/15/2024, and U.S. Treasury Strips, 0.000% due 02/15/2019 – 02/15/2026, valued at $102,000,006); expected proceeds $100,000,833	0.300%	04/01/2016	04/01/2016	$100,000,000	$100,000,000
Agreement with Calyon Financial, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Bond, 2.875% due 08/15/2045, and a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, valued at $52,020,037); expected proceeds $51,000,411	0.290%	04/01/2016	04/01/2016	51,000,000	51,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by U.S. Treasury Bonds, 4.500% – 8.125% due 05/15/2021 – 08/15/2039, and U.S. Treasury Notes, 1.125% – 2.375% due 12/31/2019 – 11/15/2022, valued at $3,148,021,911); expected proceeds $3,148,021,861	0.250%	04/01/2016	04/01/2016	3,148,000,000	3,148,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2027, a U.S. Treasury Inflation Index Note, 0.250% due 01/15/2025, and U.S. Treasury Notes, 1.000% – 2.250% due 08/31/2019 – 02/15/2023, valued at $102,000,850); expected proceeds $100,000,778	0.280%	04/01/2016	04/01/2016	100,000,000	100,000,000

See accompanying notes to schedules of investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2025, and U.S. Treasury Notes, 1.500% – 2.625% due 10/31/2018 – 11/15/2020, valued at $45,900,446); expected proceeds $45,000,375	0.300%	04/01/2016	04/01/2016	$45,000,000	$45,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					3,527,926,000

TOTAL INVESTMENTS(c)(d) – 93.9%					15,901,290,300
Other Assets in Excess of Liabilities – 6.1%					1,030,391,031

NET ASSETS – 100.0%					$16,931,681,331

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2016.

(c)

Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (see accompanying Notes to Schedules of Investments)

(d)	Also represents the cost for federal tax purposes.

See accompanying notes to schedules of investments.

State Street Treasury Money Market Portfolio

Schedule of Investments

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – 100.0%
U.S. Treasury Bill(a)	0.010%	04/07/2016	04/07/2016	$176,890,000	$176,884,029
U.S. Treasury Bill(a)	0.060%	04/14/2016	04/14/2016	71,494,000	71,487,626
U.S. Treasury Bill(a)	0.080%	04/07/2016	04/07/2016	194,450,000	194,443,436
U.S. Treasury Bill(a)	0.090%	04/28/2016	04/28/2016	90,000,000	89,983,274
U.S. Treasury Bill(a)	0.120%	04/21/2016	04/21/2016	127,000,000	126,983,186
U.S. Treasury Bill(a)	0.125%	04/21/2016	04/21/2016	100,000,000	99,986,761
U.S. Treasury Bill(a)	0.200%	04/28/2016	04/28/2016	394,000,000	393,926,779
U.S. Treasury Bill(a)	0.209%	04/28/2016	04/28/2016	153,000,000	152,971,567
U.S. Treasury Bill(a)	0.220%	04/07/2016	04/07/2016	355,281,000	355,269,008
U.S. Treasury Bill(a)	0.220%	04/14/2016	04/14/2016	300,000,000	299,973,252
U.S. Treasury Bill(a)	0.235%	04/07/2016	04/07/2016	100,000,000	99,996,625
U.S. Treasury Bill(a)	0.255%	04/07/2016	04/07/2016	250,000,000	249,991,561
U.S. Treasury Bill(a)	0.255%	04/21/2016	04/21/2016	375,000,000	374,950,352
U.S. Treasury Bill(a)	0.260%	04/07/2016	04/07/2016	71,406,000	71,403,590
U.S. Treasury Bill(a)	0.265%	04/21/2016	04/21/2016	77,850,000	77,839,693
U.S. Treasury Bill(a)	0.268%	04/21/2016	04/21/2016	130,000,000	129,982,789
U.S. Treasury Bill(a)	0.270%	04/21/2016	04/21/2016	270,000,000	269,964,253
U.S. Treasury Bill(a)	0.273%	04/14/2016	04/14/2016	112,907,000	112,896,933
U.S. Treasury Bill(a)	0.275%	04/07/2016	04/07/2016	145,000,000	144,995,106
U.S. Treasury Bill(a)	0.280%	04/14/2016	04/14/2016	115,000,000	114,989,747
U.S. Treasury Bill(a)	0.283%	04/07/2016	04/07/2016	135,000,000	134,995,443
U.S. Treasury Bill(a)	0.283%	04/14/2016	04/14/2016	190,000,000	189,983,060
U.S. Treasury Bill(a)	0.283%	04/14/2016	04/14/2016	50,000,000	49,995,542
U.S. Treasury Bill(a)	0.285%	04/07/2016	04/07/2016	120,000,000	119,995,949
U.S. Treasury Bill(a)	0.285%	04/14/2016	04/14/2016	45,000,000	44,995,988
U.S. Treasury Bill(a)	0.285%	04/14/2016	04/14/2016	117,000,000	116,989,568
U.S. Treasury Bill(a)	0.291%	05/19/2016	05/19/2016	200,000,000	199,920,562
U.S. Treasury Bill(a)	0.295%	04/21/2016	04/21/2016	100,000,000	99,986,761
U.S. Treasury Bill(a)	0.300%	05/19/2016	05/19/2016	654,000,000	653,740,238
U.S. Treasury Bill(a)	0.300%	03/24/2016	06/23/2016	484,350,000	484,014,991
U.S. Treasury Bill(a)	0.300%	06/30/2016	06/30/2016	150,000,000	149,887,500
U.S. Treasury Bill(a)	0.301%	04/28/2016	04/28/2016	145,000,000	144,973,053
U.S. Treasury Bill(a)	0.303%	05/12/2016	05/12/2016	100,000,000	99,964,362
U.S. Treasury Bill(a)	0.303%	05/26/2016	05/26/2016	725,000,000	724,658,609
U.S. Treasury Bill(a)	0.303%	03/24/2016	06/23/2016	265,650,000	265,464,728
U.S. Treasury Bill(a)	0.305%	04/28/2016	04/28/2016	330,000,000	329,938,673
U.S. Treasury Bill(a)	0.310%	04/28/2016	04/28/2016	200,000,000	199,962,832
U.S. Treasury Bill(a)	0.311%	06/09/2016	06/09/2016	228,000,000	227,862,874
U.S. Treasury Bill(a)	0.315%	06/09/2016	06/09/2016	525,000,000	524,684,250
U.S. Treasury Bill(a)	0.315%	05/12/2016	05/12/2016	500,000,000	499,821,811
U.S. Treasury Bill(a)	0.316%	05/26/2016	05/26/2016	150,000,000	149,929,367

See accompanying notes to schedules of investments.

State Street Treasury Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – (continued)
U.S. Treasury Bill(a)	0.320%	05/26/2016	05/26/2016	$10,054,000	$10,049,266
U.S. Treasury Bill(a)	0.323%	05/26/2016	05/26/2016	200,000,000	199,905,823
U.S. Treasury Bill(a)	0.323%	06/02/2016	06/02/2016	150,000,000	149,916,172
U.S. Treasury Bill(a)	0.325%	05/05/2016	05/05/2016	100,000,000	99,967,403
U.S. Treasury Bill(a)	0.325%	06/02/2016	06/02/2016	594,000,000	593,668,041
U.S. Treasury Bill(a)	0.335%	06/16/2016	06/16/2016	440,000,000	439,688,243
U.S. Treasury Bill(a)	0.336%	06/16/2016	06/16/2016	206,000,000	205,854,041
U.S. Treasury Bill(a)	0.338%	06/16/2016	06/16/2016	105,000,000	104,925,603
U.S. Treasury Bill(a)	0.350%	05/05/2016	05/05/2016	415,000,000	414,864,722
U.S. Treasury Note(b)	0.353%	04/01/2016	10/31/2016	280,000,000	279,973,251
U.S. Treasury Note(b)	0.369%	04/01/2016	04/30/2016	307,600,000	307,603,082
U.S. Treasury Note(b)	0.370%	04/01/2016	07/31/2016	80,000,000	80,003,358
U.S. Treasury Note(b)	0.374%	04/01/2016	04/30/2017	121,000,000	121,000,322
U.S. Treasury Note(b)	0.377%	04/01/2016	07/31/2017	231,000,000	230,907,637
U.S. Treasury Note(b)	0.384%	04/01/2016	01/31/2017	238,000,000	237,999,419
U.S. Treasury Note(b)	0.468%	04/01/2016	10/31/2017	100,000,000	99,840,337

TOTAL INVESTMENTS(c)(d) – 100.0%					12,596,852,448
Other Assets in Excess of Liabilities – 0.0%(e)					159,057

NET ASSETS – 100.0%					$12,597,011,505

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2016.

(c)

Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (see accompanying Notes to Schedules of Investments)

(d)	Also represents the cost for federal tax purposes.

(e)	Amount is less than 0.05% of net assets.

See accompanying notes to schedules of investments.

State Street Treasury Plus Money Market Portfolio

Schedule of Investments

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – 73.4%
U.S. Treasury Bill(a)	0.200%	04/28/2016	04/28/2016	$72,000,000	$71,987,657
U.S. Treasury Bill(a)	0.209%	04/28/2016	04/28/2016	28,000,000	27,995,200
U.S. Treasury Bill(a)	0.255%	04/21/2016	04/21/2016	25,000,000	24,996,326
U.S. Treasury Bill(a)	0.268%	04/21/2016	04/21/2016	15,000,000	14,997,796
U.S. Treasury Bill(a)	0.270%	04/21/2016	04/21/2016	35,000,000	34,994,857
U.S. Treasury Bill(a)	0.275%	04/07/2016	04/07/2016	35,000,000	34,998,363
U.S. Treasury Bill(a)	0.280%	04/14/2016	04/14/2016	20,000,000	19,997,962
U.S. Treasury Bill(a)	0.283%	04/07/2016	04/07/2016	35,000,000	34,998,363
U.S. Treasury Bill(a)	0.283%	04/14/2016	04/14/2016	35,000,000	34,996,433
U.S. Treasury Bill(a)	0.283%	04/14/2016	04/14/2016	10,000,000	9,998,981
U.S. Treasury Bill(a)	0.285%	04/07/2016	04/07/2016	30,000,000	29,998,597
U.S. Treasury Bill(a)	0.285%	04/14/2016	04/14/2016	10,000,000	9,998,981
U.S. Treasury Bill(a)	0.300%	05/19/2016	05/19/2016	75,000,000	74,970,000
U.S. Treasury Bill(a)	0.300%	06/30/2016	06/30/2016	15,000,000	14,988,750
U.S. Treasury Bill(a)	0.300%	06/23/2016	06/23/2016	50,000,000	49,965,321
U.S. Treasury Bill(a)	0.301%	04/28/2016	04/28/2016	14,000,000	13,997,600
U.S. Treasury Bill(a)	0.303%	06/23/2016	06/23/2016	25,000,000	24,982,660
U.S. Treasury Bill(a)	0.303%	05/26/2016	05/26/2016	76,000,000	75,964,876
U.S. Treasury Bill(a)	0.305%	04/28/2016	04/28/2016	21,000,000	20,996,400
U.S. Treasury Bill(a)	0.311%	06/09/2016	06/09/2016	30,000,000	29,981,956
U.S. Treasury Bill(a)	0.315%	05/12/2016	05/12/2016	50,000,000	49,982,062
U.S. Treasury Bill(a)	0.315%	06/09/2016	06/09/2016	70,000,000	69,957,898
U.S. Treasury Bill(a)	0.323%	06/02/2016	06/02/2016	20,000,000	19,988,823
U.S. Treasury Bill(a)	0.325%	06/02/2016	06/02/2016	80,000,000	79,955,291
U.S. Treasury Bill(a)	0.335%	06/16/2016	06/16/2016	58,000,000	57,958,904
U.S. Treasury Bill(a)	0.336%	06/16/2016	06/16/2016	28,000,000	27,980,161
U.S. Treasury Bill(a)	0.338%	06/16/2016	06/16/2016	14,000,000	13,990,080
U.S. Treasury Bill(a)	0.350%	05/05/2016	05/05/2016	35,000,000	34,988,431
U.S. Treasury Note(b)	0.353%	04/01/2016	10/31/2016	25,000,000	24,996,395
U.S. Treasury Note(b)	0.369%	04/01/2016	04/30/2016	34,500,000	34,500,295
U.S. Treasury Note(b)	0.370%	04/01/2016	07/31/2016	10,000,000	10,000,420
U.S. Treasury Note(b)	0.374%	04/01/2016	04/30/2017	15,430,000	15,430,044
U.S. Treasury Note(b)	0.377%	04/01/2016	07/31/2017	42,000,000	41,983,394
U.S. Treasury Note(b)	0.384%	04/01/2016	01/31/2017	6,000,000	5,999,695
U.S. Treasury Note(b)	0.468%	04/01/2016	10/31/2017	25,000,000	24,955,141

TOTAL TREASURY DEBT					1,168,474,113

See accompanying notes to schedules of investments.

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

March 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY REPURCHASE AGREEMENTS – 20.2%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 07/21/2016, and U.S. Treasury Notes, 0.875% – 1.375% due 04/30/2017 – 10/31/2020, valued at $56,100,469); expected proceeds $55,000,458	0.300%	04/01/2016	04/01/2016	$55,000,000	$55,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 04/28/2016, a U.S. Treasury Bond, 3.125% due 11/15/2041, a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, and U.S. Treasury Notes, 0.875% – 2.375% due 10/15/2017 – 11/15/2025, valued at $86,700,014); expected proceeds $85,000,708	0.300%	04/01/2016	04/01/2016	85,000,000	85,000,000
Agreement with Calyon Financial, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Bond, 2.875% due 08/15/2045, valued at $47,940,102); expected proceeds $47,000,366	0.280%	04/01/2016	04/01/2016	47,000,000	47,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by a U.S. Treasury Bond, 3.375% due 05/15/2044, and a U.S. Treasury Note, 0.518% due 10/31/2017, valued at $56,100,080); expected proceeds $55,000,474	0.310%	04/01/2016	04/01/2016	55,000,000	55,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 03/31/2016 (collateralized by U.S. Treasury Bonds, 3.125% – 5.500% due 08/15/2028 – 02/15/2043, and U.S. Treasury Notes, 0.625% – 1.750% due 07/15/2016 – 03/31/2022, valued at $80,580,699); expected proceeds $79,000,658	0.300%	04/01/2016	04/01/2016	79,000,000	79,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					321,000,000

TOTAL INVESTMENTS(c)(d) – 93.6%					1,489,474,113
Other Assets in Excess of Liabilities – 6.4%					101,035,032

NET ASSETS – 100.0%					$1,590,509,145

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at March 31, 2016.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures. (see accompanying Notes to Schedules of Investments)

(d)	Also represents the cost for federal tax purposes.

See accompanying notes to schedules of investments.

State Street Master Funds

Notes to Schedules of Investments

March 31, 2016 (Unaudited)

Security Valuation

The Portfolios’ securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. The Portfolios may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees of the Trust (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee (the “Committee”) makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Committee. The Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

The Portfolios’ values their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolios had no transfers between levels for the period ended March 31, 2016.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Master Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: May 23, 2016

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date: May 23, 2016